Share-based compensation Options granted (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 R$ / shares
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Sep. 01, 2019
Expiry date				Mar. 01, 2025
Share price at grant date | R$ / shares				R$ 3.02
Exercise price | R$ / shares				R$ 3.12
Expected price volatility				40.60%
Risk-free interest rate				5.20%
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period after vesting when share options are exercisable		60 days
Expense from share-based payment transactions with employees | R$		R$ 8,176	R$ 525
Grant date		Dec. 11, 2020
Expiry date		Sep. 09, 2026
Share price at grant date | $ / shares	$ 14.34
Exercise price | $ / shares	$ 16.00
Expected price volatility		50.65%
Risk-free interest rate		5.01%